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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                  811-03833

Eclipse Funds Inc.
(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010
(Address of principal executive offices)	(Zip Code)

J. Kevin Gao, Esq., 169 Lackawanna Avenue, Parsippany, NJ 07054
(Name and address of agent for service)

Registrant's telephone number, including area code:                      (212) 576-7000

Date of fiscal year end:                    October 31

Date of reporting period:                 January 31, 2011

Item 1.  Schedule of Investments.

The schedule of investments for the period ended January 31, 2011 is filed herewith.

MainStay High Yield Opportunities Fund
Portfolio of Investments ††† January 31, 2011 unaudited

	Principal Amount	Value
Long-Term Bonds 92.3%†
Asset-Backed Securities 5.1%
Airlines 1.0%
America West Airlines Pass-Through Trust Series 2000-1, Class G 8.057%, due 7/2/20	$1,983,380	$2,092,466
American Airlines Pass-Through Trust
Series 2001-1, Class A1 6.977%, due 11/23/22	1,743,263	1,551,505
Series 2001-1, Class C 7.379%, due 5/23/16	287,124	269,896
Continental Airlines, Inc. Series 2004-ERJ1, Class A 9.558%, due 3/1/21	2,065,386	2,075,713
Northwest Airlines, Inc. Series 2007-1, Class A 7.027%, due 11/1/19	975,206	1,023,966
United Air Lines, Inc. Series 2009-2, Class A 9.75%, due 1/15/17	1,388,892	1,600,698
		8,614,244
Home Equity 3.2%
Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.32%, due 10/25/36 (a)	4,987,969	4,000,207
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL2, Class A3A 0.33%, due 5/25/37 (a)	1,404,133	1,149,117
Equifirst Loan Securitization Trust Series 2007-1, Class A2A 0.32%, due 4/25/37 (a)	316,262	297,326
First NLC Trust Series 2007-1, Class A1 0.33%, due 8/25/37 (a)(b)	1,523,274	1,036,306
GSAA Home Equity Trust
Series 2006-14, Class A1 0.31%, due 9/25/36 (a)	596,114	327,835
Series 2006-18, Class AV1 0.33%, due 11/25/36 (a)	139,935	114,921
Series 2007-5, Class 2A1A 0.38%, due 5/25/37 (a)	666,469	466,387
Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.39%, due 4/25/37 (a)	960,154	792,560
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class 2A1 0.31%, due 12/25/36 (a)	272,472	269,206
Series 2007-NC1, Class A1 0.36%, due 4/25/37 (a)	3,979,175	3,406,997
JP Morgan Mortgage Acquisition Corp. Series 2007-HE1, Class AF1 0.36%, due 3/25/47 (a)	1,364,291	1,056,615
Merrill Lynch Mortgage Investors Trust Series 2007-MLN1, Class A2A 0.37%, due 3/25/37 (a)	3,194,031	2,249,150
Morgan Stanley ABS Capital I, Inc.
Series 2006-HE8, Class A2B 0.36%, due 10/25/36 (a)	451,365	344,012
Series 2007-NC2, Class A2FP 0.41%, due 2/25/37 (a)	2,890,699	1,995,160
Option One Mortgage Loan Trust Series 2006-2, Class 2A2 0.36%, due 7/25/36 (a)	1,653,632	1,238,347
Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37	3,386,854	2,521,899
Securitized Asset Backed Receivables LLC Trust
Series 2006-FR4, Class A2A 0.34%, due 8/25/36 (a)	3,525,775	1,567,947
Series 2007-BR4, Class A2A 0.35%, due 5/25/37 (a)	1,539,668	1,001,853
Soundview Home Equity Loan Trust
Series 2007-OPT1, Class 2A1 0.34%, due 6/25/37 (a)	1,303,642	1,140,189
Series 2006-EQ2, Class A2 0.37%, due 1/25/37 (a)	1,426,306	1,265,084
		26,241,118
Student Loans 0.9%
Keycorp Student Loan Trust
Series 2006-A, Class 2A2 0.383%, due 6/27/25 (a)	2,785,419	2,670,123
Series 2000-A, Class A2 0.608%, due 5/25/29 (a)	5,103,393	4,390,115
		7,060,238
Total Asset-Backed Securities (Cost $40,660,609)		41,915,600

	Convertible Bond 0.1%
	Holding Company - Diversified 0.1%
	Icahn Enterprises, L.P. 4.00%, due 8/15/13 (a)	1,125,000	1,080,000

	Total Convertible Bond (Cost $959,284)		1,080,000

	Corporate Bonds 59.1%
	Aerospace & Defense 2.0%
	Alliant Techsystems, Inc.
	6.75%, due 4/1/16 (c)(d)	2,200,000	2,266,000
	6.875%, due 9/15/20	4,500,000	4,646,250
	BE Aerospace, Inc. 6.875%, due 10/1/20	1,670,000	1,732,625
	L-3 Communications Corp. Class B 6.375%, due 10/15/15 (c)(d)	2,200,000	2,268,750
	TransDigm, Inc. 7.75%, due 12/15/18 (b)	5,465,000	5,861,212
			16,774,837
	Airlines 1.4%
	American Airlines Pass-Through Trust Series 2001-1, Class B 7.377%, due 5/23/19	2,383,618	2,341,905
	Continental Airlines, Inc.
	7.875%, due 1/2/20	291,823	291,823
	9.798%, due 4/1/21	1,380,766	1,442,901
	Delta Air Lines, Inc. 12.25%, due 3/15/15 (b)	3,379,000	3,826,717
	U.S. Airways Group, Inc. Series A 6.25%, due 4/22/23	1,000,000	1,000,000
	United Air Lines, Inc. 12.00%, due 11/1/13 (b)	2,300,000	2,541,500
			11,444,846
	Auto Manufacturers 1.2%
¤	Ford Motor Co.
	7.50%, due 8/1/26	255,000	262,674
	8.90%, due 1/15/32	410,000	481,057
	9.98%, due 2/15/47 (c)	2,000,000	2,430,596
	General Motors Corp.
	7.375%, due 5/23/48 (e)	350,000	119,875
	8.375%, due 7/15/33 (e)	16,275,000	5,777,625
	8.80%, due 3/1/21 (e)	488,000	169,580
	9.40%, due 7/15/21 (e)	2,000,000	685,000
			9,926,407
	Auto Parts & Equipment 0.6%
	Goodyear Tire & Rubber Co. (The)
	8.25%, due 8/15/20	1,525,000	1,597,438
	10.50%, due 5/15/16	2,935,000	3,331,225
			4,928,663
	Banks 5.4%
	ABN Amro North American Holding Preferred Capital Repackage Trust I 6.523%, due 12/29/49 (a)(b)	3,500,000	3,097,500
¤	Ally Financial, Inc. 7.50%, due 9/15/20 (b)	11,495,000	12,529,550
	BAC Capital Trust XIV 5.63%, due 9/29/49 (a)	1,000,000	722,500
	Bank of America Corp. 8.00%, due 12/29/49 (a)	504,000	522,482
	Capital One Capital IV 6.745%, due 2/5/82 (a)(c)	2,975,000	2,956,406
¤	CIT Group, Inc.
	7.00%, due 5/1/14	670,186	682,752
	7.00%, due 5/1/15	848,941	860,614
	7.00%, due 5/1/16	2,190,904	2,212,813
	7.00%, due 5/1/17	12,580,867	12,690,949
	Fifth Third Capital Trust IV 6.50%, due 4/15/67 (a)	2,105,000	2,062,900
	SunTrust Bank 7.25%, due 3/15/18 (c)	2,000,000	2,253,160
	Wachovia Capital Trust III 5.80%, due 3/29/49 (a)	1,000,000	872,500
	Wells Fargo & Co. 7.98%, due 3/29/49 (a)	770,000	823,900
	Whitney National Bank 5.875%, due 4/1/17	2,000,000	1,876,368
			44,164,394
	Building Materials 2.2%
	Associated Materials LLC 9.125%, due 11/1/17 (b)	4,565,000	4,907,375
	Boise Cascade LLC 7.125%, due 10/15/14	3,440,000	3,388,400
	Nortek, Inc. 11.00%, due 12/1/13	4,128,933	4,402,475
	Texas Industries, Inc. 9.25%, due 8/15/20	3,500,000	3,753,750
	USG Corp. 6.30%, due 11/15/16	1,625,000	1,511,250
			17,963,250
	Chemicals 2.9%
	CF Industries, Inc. 6.875%, due 5/1/18	2,900,000	3,182,750
	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC 8.875%, due 2/1/18	5,435,000	5,856,212
	Huntsman International LLC
	8.625%, due 3/15/20	2,150,000	2,375,750
	8.625%, due 3/15/21 (b)	2,700,000	2,970,000
	Lyondell Chemical Co. 11.00%, due 5/1/18	1,516,673	1,729,007
	Nalco Co. 6.625%, due 1/15/19 (b)	3,030,000	3,162,563
	Vertellus Specialties, Inc. 9.375%, due 10/1/15 (b)	4,360,000	4,692,450
			23,968,732
	Coal 0.1%
	Arch Western Finance LLC 6.75%, due 7/1/13 (c)(d)	1,071,000	1,081,710

	Commercial Services 3.7%
	Avis Budget Car Rental 8.25%, due 1/15/19	1,225,000	1,277,062
	Avis Budget Car Rental LLC
	7.625%, due 5/15/14	536,000	553,420
	9.625%, due 3/15/18	2,000,000	2,200,000
	Corrections Corp. of America 6.25%, due 3/15/13 (c)(d)	2,200,000	2,205,500
	Ford Holdings LLC 9.30%, due 3/1/30 (c)	2,475,000	2,987,404
	Ford Holdings, Inc. 9.375%, due 3/1/20	210,000	241,093
	Hertz Corp. (The)
	7.375%, due 1/15/21 (b)	3,345,000	3,478,800
	7.50%, due 10/15/18 (b)	3,140,000	3,320,550
	Iron Mountain, Inc.
	6.75%, due 10/15/18	€3,500,000	4,744,106
	8.00%, due 6/15/20	$2,775,000	2,958,844
	United Rentals North America, Inc.
	8.375%, due 9/15/20	1,825,000	1,907,125
	9.25%, due 12/15/19	3,995,000	4,494,375
			30,368,279
	Computers 0.3%
	SunGard Data Systems, Inc. 10.25%, due 8/15/15	1,030,000	1,085,363
	Unisys Corp. 14.25%, due 9/15/15 (b)	1,250,000	1,509,375
			2,594,738
	Diversified Financial Services 1.1%
	GE Capital Trust II 5.50%, due 9/15/67 (a)	€3,345,000	4,167,625
	GE Capital Trust IV Series Reg S 4.625%, due 9/15/66 (a)	2,828,000	3,368,603
	General Electric Capital Corp.
	Series Reg S 5.50%, due 9/15/67 (a)	1,000,000	1,239,081
	6.50%, due 9/15/67 (a)	£405,000	616,688
			9,391,997
	Electric 1.4%
	Calpine Corp.
	7.25%, due 10/15/17 (b)	$1,360,000	1,390,600
	7.875%, due 7/31/20 (b)	5,500,000	5,761,250
	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, due 12/1/20	4,322,000	4,583,935
			11,735,785
	Entertainment 0.7%
	Isle of Capri Casinos, Inc. 7.00%, due 3/1/14	1,675,000	1,654,063
	Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	1,000,000	719,990
	Pinnacle Entertainment, Inc. 7.50%, due 6/15/15	2,885,000	2,985,975
			5,360,028
	Environmental Controls 0.7%
	Allied Waste North America, Inc. 5.75%, due 2/15/11 (c)(d)	2,200,000	2,203,071
	EnergySolutions, Inc./EnergySolutions LLC 10.75%, due 8/15/18 (b)	3,015,000	3,406,950
			5,610,021
	Finance - Auto Loans 0.1%
	GMAC LLC 7.00%, due 2/1/12	1,000,000	1,038,012

	Finance - Consumer Loans 2.6%
	American General Finance Corp.
	4.125%, due 11/29/13	€1,500,000	1,745,131
	6.50%, due 9/15/17	$3,000,000	2,535,000
	6.90%, due 12/15/17	2,840,000	2,470,800
	HSBC Finance Capital Trust IX 5.911%, due 11/30/35 (a)	5,980,000	5,733,325
	SLM Corp.
	4.75%, due 3/17/14	€1,750,000	2,282,504
	8.00%, due 3/25/20	$6,000,000	6,255,000
			21,021,760
	Finance - Credit Card 0.1%
	Capital One Capital III 7.686%, due 8/15/36	1,000,000	1,016,250

	Finance - Other Services 0.8%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	7.75%, due 1/15/16 (b)	2,600,000	2,681,250
	7.75%, due 1/15/16	3,600,000	3,712,500
			6,393,750
	Forest Products & Paper 0.1%
	NewPage Corp. 10.00%, due 5/1/12 (c)	1,000,000	655,000

	Health Care - Products 0.7%
	Alere, Inc.
	8.625%, due 10/1/18	2,000,000	2,080,000
	9.00%, due 5/15/16	1,500,000	1,580,625
	Bausch & Lomb, Inc. 9.875%, due 11/1/15 (c)(d)	1,825,000	1,971,000
			5,631,625
	Health Care - Services 1.4%
	HCA Holdings, Inc. 7.75%, due 5/15/21 (b)	2,500,000	2,606,250
¤	HCA, Inc. 6.50%, due 2/15/16 (c)	9,200,000	9,292,000
			11,898,250
	Home Builders 2.3%
	Beazer Homes USA, Inc. 8.125%, due 6/15/16	4,000,000	4,015,000
	K Hovnanian Enterprises, Inc. 10.625%, due 10/15/16	1,440,000	1,526,400
¤	Pulte Group, Inc. 7.875%, due 6/15/32	10,220,000	9,134,125
	Standard Pacific Corp. 8.375%, due 5/15/18	3,950,000	4,108,000
			18,783,525
	Household Products & Wares 1.0%
	Reynolds Group Issuer, Inc.
	8.25%, due 2/15/21 (b)	1,600,000	1,614,000
	8.50%, due 5/15/18 (b)	5,175,000	5,394,937
	9.00%, due 4/15/19 (b)	1,315,000	1,380,750
			8,389,687
	Insurance 5.1%
¤	American International Group, Inc.
	4.875%, due 3/15/67 (a)	€8,400,000	9,833,238
	Series A2 5.75%, due 3/15/67 (a)	£4,050,000	5,757,651
	Series Reg S 8.00%, due 5/22/38 (a)	€3,750,000	5,262,671
	8.175%, due 5/15/68 (a)(c)	$4,000,000	4,460,000
	Series Reg S 8.625%, due 5/22/68 (a)	£1,000,000	1,713,980
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19	$1,450,000	1,510,510
	Liberty Mutual Group, Inc.
	7.80%, due 3/7/87 (b)	3,000,000	3,000,000
	10.75%, due 6/15/88 (a)(b)	2,000,000	2,570,000
	Lincoln National Corp.
	6.05%, due 4/20/67 (a)	3,000,000	2,857,500
	7.00%, due 5/17/66 (a)	1,840,000	1,821,600
	Pacific Life Insurance Co.
	7.90%, due 12/30/23 (b)	2,000,000	2,227,068
	9.25%, due 6/15/39 (b)	1,000,000	1,281,066
			42,295,284
	Investment Management/Advisory Services 0.3%
	Pinafore LLC/Pinafore, Inc. 9.00%, due 10/1/18 (b)	2,500,000	2,759,375

	Iron & Steel 1.4%
	AK Steel Corp. 7.625%, due 5/15/20	3,985,000	4,064,700
	California Steel Industries, Inc. 6.125%, due 3/15/14	2,100,000	2,068,500
	United States Steel Corp.
	7.00%, due 2/1/18	2,145,000	2,203,988
	7.375%, due 4/1/20	2,855,000	2,962,062
			11,299,250
	Lodging 1.2%
	Harrah's Operating Co., Inc.
	6.50%, due 6/1/16	1,050,000	830,812
	10.00%, due 12/15/18	2,456,000	2,228,820
	10.75%, due 2/1/16	791,000	761,338
	12.75%, due 4/15/18 (b)	1,720,000	1,780,200
	MGM Mirage, Inc.
	5.875%, due 2/27/14	90,000	85,275
	6.625%, due 7/15/15	1,890,000	1,767,150
	7.50%, due 6/1/16	1,470,000	1,396,500
	MGM Resorts International 11.125%, due 11/15/17	600,000	693,000
			9,543,095
	Machinery - Construction & Mining 0.6%
	Terex Corp. 8.00%, due 11/15/17	4,500,000	4,657,500

	Media 2.9%
	CCH II LLC/CCH II Capital Corp. 13.50%, due 11/30/16	1,441,111	1,743,744
	CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, due 10/30/17	3,500,000	3,640,000
	Citadel Broadcasting Corp. 7.75%, due 12/15/18 (b)	4,690,000	4,994,850
	Clear Channel Communications, Inc.
	6.875%, due 6/15/18	945,000	637,875
	7.25%, due 10/15/27	575,000	336,375
	Clear Channel Worldwide Holdings, Inc. 9.25%, due 12/15/17 (c)	3,000,000	3,315,000
	CSC Holdings, Inc. 8.50%, due 6/15/15	3,500,000	3,832,500
	DISH DBS Corp. 7.125%, due 2/1/16	5,000,000	5,225,000
			23,725,344
	Metal Fabricate & Hardware 0.5%
	Aleris International, Inc. 6.00%, due 6/1/20 (b)(f)(g)(h)	11,797	21,624
	Mueller Water Products, Inc.
	7.375%, due 6/1/17	1,875,000	1,821,094
	8.75%, due 9/1/20	1,845,000	2,047,950
			3,890,668
	Mining 0.7%
	Century Aluminum Co. 8.00%, due 5/15/14	3,080,500	3,196,019
	Freeport-McMoRan Copper & Gold, Inc. 8.375%, due 4/1/17 (c)(d)	2,200,000	2,453,000
			5,649,019
	Miscellaneous - Manufacturing 0.9%
	American Railcar Industries, Inc. 7.50%, due 3/1/14	3,985,000	4,034,813
	Polypore International, Inc. 7.50%, due 11/15/17 (b)	3,150,000	3,260,250
			7,295,063
	Oil & Gas 2.3%
	Chesapeake Energy Corp. 6.875%, due 8/15/18 (c)	5,000,000	5,218,750
	Concho Resources, Inc./Midland TX 7.00%, due 1/15/21	2,875,000	2,997,187
	Hilcorp Energy I LP/Hilcorp Finance Co. 7.625%, due 4/15/21 (b)	2,770,000	2,936,200
	Linn Energy LLC 8.625%, due 4/15/20 (b)(c)	4,755,000	5,206,725
	Tesoro Corp. 6.25%, due 11/1/12 (c)(d)	2,200,000	2,304,500
			18,663,362
	Oil & Gas Services 0.2%
	Hornbeck Offshore Services, Inc. Class B 6.125%, due 12/1/14 (c)(d)	2,000,000	1,980,000

	Packaging & Containers 0.3%
	CB Smurfit Stone 8.00%, due 3/15/17	2,000,000	130,000
	Owens-Brockway Glass Container, Inc. 6.75%, due 12/1/14 (c)(d)	2,200,000	2,260,500
			2,390,500
	Pharmaceuticals 0.3%
	Mylan Inc/PA 6.00%, due 11/15/18 (b)	2,750,000	2,805,000

	Pipelines 1.2%
	Dynegy Holdings, Inc. 8.75%, due 2/15/12 (c)(d)	545,000	545,000
	Energy Transfer Equity, L.P. 7.50%, due 10/15/20	4,075,000	4,355,156
	MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp.
	8.50%, due 7/15/16	150,000	158,063
	8.75%, due 4/15/18	2,050,000	2,239,625
	Targa Resources Partners, L.P./Targa Resources Partners Finance Corp. 7.875%, due 10/15/18 (b)	1,805,000	1,913,300
	Williams Partners L.P./Williams Partners Finance Corp. 7.50%, due 6/15/11 (c)(d)	1,000,000	1,024,201
			10,235,345
	Retail 1.6%
	Inergy LP/Inergy Finance Corp. 7.00%, due 10/1/18 (b)	1,620,000	1,662,525
	Neiman Marcus Group, Inc. (The) 9.00%, due 10/15/15 (f)	4,272,751	4,475,707
	Nordstrom, Inc. 6.25%, due 1/15/18 (c)	3,000,000	3,396,519
	Phillips-Van Heusen Corp. 7.375%, due 5/15/20	3,000,000	3,206,250
			12,741,001
	Savings & Loans 1.0%
	Deutsche Postbank Funding Trust IV 5.983%, due 6/29/49 (a)	€7,350,000	8,100,920

	Semiconductors 1.0%
¤	Freescale Semiconductor, Inc. 9.25%, due 4/15/18 (b)	$7,750,000	8,583,125

	Software 0.7%
	First Data Corp. 8.875%, due 8/15/20 (b)	5,500,000	5,926,250

	Telecommunications 3.6%
	Alcatel-Lucent USA, Inc. 6.45%, due 3/15/29	3,735,000	2,969,325
	American Tower Corp. 7.00%, due 10/15/17 (c)(d)	1,100,000	1,242,795
	CommScope, Inc. 8.25%, due 1/15/19 (b)	4,500,000	4,668,750
	Frontier Communications Corp.
	7.05%, due 10/1/46	1,140,000	983,250
	8.50%, due 4/15/20	1,435,000	1,617,963
	MetroPCS Wireless, Inc.
	6.625%, due 11/15/20	1,550,000	1,495,750
	7.875%, due 9/1/18	2,740,000	2,863,300
¤	Sprint Nextel Corp. 8.375%, due 8/15/17 (c)	9,000,000	9,832,500
	Viasat, Inc. 8.875%, due 9/15/16	3,815,000	4,101,125
	Windstream Holding of the Midwest, Inc. 6.75%, due 4/1/28	60,000	54,534
			29,829,292
	Transportation 0.5%
	KAR Holdings, Inc.
	8.75%, due 5/1/14	1,245,000	1,294,800
	10.00%, due 5/1/15	15,000	15,900
	PHI, Inc. 8.625%, due 10/15/18	2,425,000	2,509,875
			3,820,575
	Total Corporate Bonds (Cost $450,063,544)		486,331,514

Foreign Bonds 10.1%
Banks 3.2%
ABN Amro Bank N.V. 4.31%, due 2/28/49 (a)	€5,000,000	5,100,085
EGG Banking PLC 7.50%, due 5/29/49 (a)	£4,662,000	6,947,872
HBOS Capital Fund L.P. Series A 6.461%, due 11/29/49 (a)	2,000,000	2,490,877
HT1 Funding GmbH 6.352%, due 7/29/49	€6,250,000	6,293,813
IKB Deutsche Industriebank A.G. 4.50%, due 7/9/13	3,200,000	3,570,744
Lloyds TSB Bank PLC 13.00%, due 1/29/49	£1,000,000	1,962,267
		26,365,658
Building Materials 0.1%
PERI GmbH 5.625%, due 12/15/11	€350,000	485,193

Chemicals 0.7%
Huntsman International LLC Series Reg S 6.875%, due 11/15/13	1,000,000	1,403,379
Ineos Group Holdings PLC Series Reg S 7.875%, due 2/15/16	3,000,000	4,015,033
		5,418,412
Commercial Services 0.5%
Hertz Holdings Netherlands B.V. Series Reg S 8.50%, due 7/31/15	3,000,000	4,466,853

Electric 0.3%
Intergen N.V.
8.50%, due 6/30/17	500,000	734,207
Series Reg S 9.50%, due 6/30/17	£875,000	1,513,749
		2,247,956
Finance - Auto Loans 0.1%
Ally Credit Canada, Ltd. Series E 6.00%, due 5/23/12	€405,000	565,596

Finance - Mortgage Loan/Banker 1.0%
Northern Rock Asset Management PLC
Series E 4.574%, due 1/13/15 (a)	£1,360,000	1,655,673
9.375%, due 10/17/21	5,000,000	6,727,772
		8,383,445
Holding Company - Diversified 0.2%
Stena AB Series Reg S 7.875%, due 3/15/20	€1,000,000	1,382,842

Insurance 1.0%
ING Groep N.V.
4.176%, due 6/29/49 (a)	1,600,000	1,708,699
5.14%, due 3/29/49 (a)	£5,000,000	6,247,217
		7,955,916
Leisure Time 0.3%
Royal Caribbean Cruises, Ltd. Series Reg S 5.625%, due 1/27/14	€1,050,000	1,455,578
TUI A.G. 5.125%, due 12/10/12	1,000,000	1,389,687
		2,845,265
Media 0.7%
EN Germany Holdings B.V. 10.75%, due 11/15/15	4,210,000	5,879,405

Packaging & Containers 1.3%
Ardagh Packaging Finance PLC Series Reg S 9.25%, due 10/15/20	3,000,000	4,343,629
Rexam PLC 6.75%, due 6/29/67 (a)	5,000,000	6,631,822
		10,975,451
Real Estate 0.6%
Prologis International Funding S.A. 7.625%, due 10/23/14	3,500,000	4,983,707

Telecommunications 0.1%
Virgin Media Finance PLC 9.50%, due 8/15/16	500,000	776,993

Total Foreign Bonds (Cost $78,103,365)		82,732,692

Loan Assignments & Participations 5.4% (i)
Aerospace & Defense 0.7%
Hawker Beechcraft Acquisition Co. LLC
Term Loan 2.272%, due 3/26/14		$923,091	819,902
LC Facility Deposits 2.303%, due 3/26/14		55,330	49,145
U.S. Airways Group, Inc. Term Loan 2.76%, due 3/21/14		5,000,000	4,598,440
			5,467,487
Auto Manufacturers 1.6%
Allison Transmission, Inc. Term Loan B 3.022%, due 8/7/14		5,982,734	5,962,434
Federal-Mogul Corp. Term Loan B 2.198%, due 12/29/14		7,281,234	7,073,413
			13,035,847
Automobile 0.6%
Autotrader.com, Inc. New Term Loan B 4.75%, due 12/11/16		4,860,000	4,901,470

Buildings & Real Estate 0.6%
Realogy Corp.
Letter of Credit 0.111%, due 10/10/13		520,107	503,297
Term LoanTerm Loan 3.286%, due 10/10/13		4,388,841	4,246,989
			4,750,286
Commercial Services 0.2%
Aramark Corp.
Synthetic Letter of Credit 2.136%, due 1/27/14		31,723	31,740
Term Loan 2.178%, due 1/27/14		393,803	394,014
Extended Letter of Credit 3.511%, due 7/26/16		57,145	57,510
Extended Term Loan B 3.553%, due 7/26/16		868,929	874,481
			1,357,745
Computers 0.1%
SunGard Data Systems, Inc. Tranche B 3.911%, due 2/26/16		953,241	956,645

Diversified/Conglomerate Manufacturing 0.1%
Georgia-Pacific Corp. New Term Loan B 2.302%, due 12/21/12		706,921	707,805

Electrical Components & Equipment 0.1%
Texas Competitive Electric Holdings Co. LLC Term Loan B1 3.763%, due 10/10/14		1,075,000	888,891

Energy - Alternate Sources 0.2%
Covanta Energy Corp.
Synthetic Letter of Credit 1.803%, due 2/10/14		499,025	493,411
Term Loan B 1.813%, due 2/10/14		975,634	964,658
			1,458,069
Entertainment 0.1%
Isle of Capri Casinos, Inc.
New Delayed Draw Term Loan A 5.00%, due 11/25/13		169,877	169,699
New Delayed Draw Term Loan B 5.00%, due 11/25/13		193,141	192,938
New Term Loan B 5.00%, due 11/25/13		482,853	482,346
			844,983
Healthcare, Education & Childcare 0.2%
WC Luxco S.a.r.l. Term Loan B3 6.50%, due 2/22/16		1,333,601	1,348,179

Hotels, Restaurants & Leisure 0.2%
Gateway Casinos & Entertainment, Ltd. Canadian Term Loan 6.549%, due 4/20/16	C$	1,995,000	2,007,253

Leisure, Amusement, Motion Pictures, Entertainment 0.2%
Clubcorp Operations, Inc. Term Loan B 6.00%, due 11/9/16		$2,000,000	2,023,750

Media 0.2%
Charter Communications Operating LLC Extended Term Loan 3.56%, due 9/6/16		2,163,804	2,167,669

Oil & Gas 0.1%
Hercules Offshore LLC Term Loan B 6.00%, due 7/11/13		799,860	779,697

Telecommunications 0.1%
MetroPCS Wireless, Inc.
Term Loan B 2.563%, due 11/4/13		74,149	74,223
Extended Term Loan B 3.813%, due 11/4/16		807,823	813,040
			887,263
Transportation 0.1%
Orbitz Worldwide, Inc. Term Loan 3.281%, due 7/25/14		783,328	727,842

Total Loan Assignments & Participations (Cost $42,671,970)			44,310,881

Mortgage-Backed Securities 1.8%
Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.8%
Banc of America Commercial Mortgage, Inc.
Series 2005-J, Class 1A1 3.068%, due 11/25/35 (j)	1,040,008	809,227
Series 2007-2, Class A4 5.688%, due 4/10/49 (j)	600,000	636,140
Bear Stearns Commercial Mortgage Securities Series 2006-PW14, Class A4 5.201%, due 12/11/38	590,000	624,565
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3, Class A5 5.617%, due 10/15/48	590,000	634,123
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)	1,348,053	1,327,996
Greenpoint Mortgage Funding Trust Series 2007-AR2, Class 1A1 0.39%, due 4/25/47 (a)	902,069	752,817
GS Mortgage Securities Corp. II Series 2007-GG10, Class A4 5.808%, due 8/10/45 (j)	635,000	672,175
Indymac Index Mortgage Loan Trust
Series 2004-AR4, Class 3A 2.645%, due 8/25/34 (j)	912,102	804,455
Series 2005-AR9, Class 4A2 2.74%, due 7/25/35 (j)	3,387,123	2,988,791
Morgan Stanley Mortgage Loan Trust Series 2007-6XS, Class 2A1S 0.37%, due 2/25/47 (a)	3,882,243	3,461,101
Structured Asset Securities Corp. Series 2005-11H, Class A2 5.00%, due 6/25/35 (g)	563,761	528,437
WaMu Mortgage Pass Through Certificates Series 2006-AR14, Class 1A1 5.472%, due 11/25/36 (j)	1,146,043	1,046,965
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 5.433%, due 7/25/36 (j)	952,875	801,435

Total Mortgage-Backed Securities (Cost $13,869,202)		15,088,227

Municipal Bond 0.2%
Texas 0.2%
Alliance Airport Authority, American Airlines Project 7.00%, due 12/1/11	1,890,000	1,891,474

Total Municipal Bond (Cost $1,894,619)		1,891,474

	Yankee Bonds 10.5% (k)
	Banks 1.2%
	Barclays Bank PLC 8.55%, due 9/29/49 (a)(b)	3,000,000	2,985,000
	Mizuho Capital Investment, Ltd. 14.95%, due 12/31/49 (a)(b)	4,395,000	5,707,523
	Royal Bank of Scotland PLC (The) 0.492%, due 8/29/17 (a)	1,600,000	1,249,262
			9,941,785
	Biotechnology 0.3%
	FMC Finance III S.A. 6.875%, due 7/15/17 (c)(d)	2,100,000	2,233,875

	Building Materials 0.4%
	Hanson PLC 6.125%, due 8/15/16 (c)	3,655,000	3,728,100

	Commercial Services 0.0%‡
	Ashtead Holdings PLC 8.625%, due 8/1/15 (b)	150,000	156,563

	Electric 0.2%
	Intergen N.V. 9.00%, due 6/30/17 (b)	1,400,000	1,501,500

	Forest Products & Paper 0.5%
	Norske Skogindustrier A.S.A. 7.125%, due 10/15/33 (b)	2,275,000	1,694,875
	Stora Enso Oyj 7.25%, due 4/15/36 (b)	3,000,000	2,805,000
			4,499,875
	Home Builders 0.1%
	Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15 (c)	1,000,000	1,037,500

	Insurance 0.7%
	Oil Insurance, Ltd. 7.558%, due 12/29/49 (a)(b)	3,250,000	3,035,727
	Swiss Re Capital I, L.P. 6.854%, due 5/29/49 (a)(b)	2,500,000	2,445,563
			5,481,290
	Leisure Time 0.4%
	Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27 (c)	3,000,000	2,973,750

	Mining 1.5%
	FMG Resources August 2006 Pty, Ltd. 7.00%, due 11/1/15 (b)	6,500,000	6,711,250
	Novelis, Inc.
	8.375%, due 12/15/17 (b)	3,900,000	4,202,250
	8.75%, due 12/15/20 (b)	1,200,000	1,303,500
			12,217,000
	Miscellaneous - Manufacturing 1.1%
¤	Bombardier, Inc. 7.75%, due 3/15/20 (b)	7,995,000	8,754,525

	Oil & Gas 0.9%
	Anadarko Finance Co. 7.50%, due 5/1/31	5,000,000	5,415,685
	Compton Petroleum Finance Corp. 10.00%, due 9/15/17	2,694,900	2,236,767
			7,652,452
	Oil & Gas Services 0.3%
	Compagnie Generale de Geophysique 7.50%, due 5/15/15 (c)(d)	2,200,000	2,266,000

	Pharmaceuticals 0.4%
	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC 7.75%, due 9/15/18 (b)	3,000,000	3,120,000

	Telecommunications 1.1%
	Intelsat Luxembourg S.A. 11.25%, due 2/4/17	5,260,000	5,904,350
	Virgin Media Finance PLC 8.375%, due 10/15/19	3,000,000	3,322,500
			9,226,850
	Transportation 1.4%
	CEVA Group PLC 8.375%, due 12/1/17 (b)	3,250,000	3,331,250
	CHC Helicopter S.A. 9.25%, due 10/15/20 (b)	5,085,000	5,415,525
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)	2,770,000	3,060,850
			11,807,625
	Total Yankee Bonds (Cost $82,391,972)		86,598,690
	Total Long-Term Bonds (Cost $710,614,565)		759,949,078

		Shares	Value
	Common Stocks 2.5%
	Auto Manufacturers 1.1%
¤	Ford Motor Co. (l)	559,000	8,916,050

	Banks 0.7%
¤	CIT Group, Inc. (l)	58,986	2,813,042
	Citigroup, Inc. (l)	719,661	3,468,766
			6,281,808
	Building Materials 0.1%
	Nortek, Inc. (l)	2,010	76,883
	U.S. Concrete, Inc. (g)(l)	71,988	629,895
			706,778
	Chemicals 0.2%
	Lyondell Chemical Co. (l)	38,068	1,368,164

	Metal Fabricate & Hardware 0.1%
	Aleris International, Inc. (g)(l)	13,652	784,990

	Packaging & Containers 0.3%
	Smurfit-Stone Container Corp. (l)	63,586	2,374,937
	Total Common Stocks (Cost $16,939,673)		20,432,727

	Convertible Preferred Stocks 2.7%
	Auto Manufacturers 2.2%
¤	Ford Motor Co. Capital Trust II 6.50%	342,420	17,901,717

	Diversified Financial Services 0.5%
	Citigroup Capital XIII (a) 7.88%	40,000	1,069,200
	SG Preferred Capital II LLC (a)(b) 6.30%	3,250	3,020,469
			4,089,669
	Total Convertible Preferred Stocks (Cost $19,828,875)		21,991,386

	Principal Amount	Value
Short-Term Investment 4.6%
Repurchase Agreement 4.6%
State Street Bank and Trust Co. 0.01%, dated 1/31/11 due 2/1/11 Proceeds at Maturity $37,717,785 (Collateralized by a United States Treasury Bill with a rate of 0.264% and a maturity date of 1/12/12, with a Principal Amount of $38,570,000 and a Market Value of $38,473,575)	$37,717,775	37,717,775

Total Short-Term Investment (Cost $37,717,775)		37,717,775

Total Investments, Before Investments Sold Short (Cost $785,100,888) (m)	102.1%	840,090,966

Long-Term Bonds Sold Short (5.5%)
Corporate Bonds Sold Short (1.5%)
Banks (0.5%)
Ally Financial, Inc. 8.00%, due 11/1/31	(1,855,000)	(2,105,425)
SunTrust Bank 7.25%, due 3/15/18	(2,000,000)	(2,253,160)
		(4,358,585)
Entertainment (0.2%)
Mohegan Tribal Gaming Authority 7.125%, due 8/15/14	(1,000,000)	(720,000)
Speedway Motorsports, Inc. 6.75%, due 6/1/13	(1,000,000)	(1,010,000)
		(1,730,000)
Food (0.1%)
Dean Foods Co. 7.00%, due 6/1/16	(1,000,000)	(960,000)

Forest Products & Paper (0.1%)
NewPage Corp. 10.00%, due 5/1/12	(1,000,000)	(655,000)

Media (0.2%)
Time Warner Cable, Inc. 8.75%, due 2/14/19	(1,000,000)	(1,268,290)

Packaging & Containers (0.0%)‡
CB Smurfit Stone 8.00%, due 3/15/17	(2,000,000)	(130,000)

Retail (0.4%)
Nordstrom, Inc. 6.25%, due 1/15/18	(3,000,000)	(3,396,519)

Total Corporate Bonds Sold Short (Proceeds $11,998,067)		(12,498,394)

U.S. Government Sold Short (2.9%)
United States Treasury Notes
1.25%, due 8/31/15	(15,000,000)	(14,658,990)
3.50%, due 2/15/18	(9,000,000)	(9,466,875)
		(24,125,865)
Total U.S. Government Sold Short (Proceeds $23,912,886)		(24,125,865)

Yankee Bonds Sold Short (1.1%) (k)
Home Builders (0.1%)
Desarrolladora Homex S.A. de C.V. 7.50%, due 9/28/15	(1,000,000)	(1,037,500)

Leisure Time (0.3%)
Royal Caribbean Cruises, Ltd. 7.50%, due 10/15/27	(2,000,000)	(1,982,500)

Oil & Gas (0.7%)
Anadarko Petroleum Corp. 7.625%, due 3/15/14	(5,000,000)	(5,746,190)
Total Yankee Bonds Sold Short (Proceeds $7,707,287)		(8,766,190)
Total Long-Term Bonds Sold Short (Proceeds $43,618,240)		(45,390,449)

Common Stock Sold Short (0.3%)	Shares		Value
Packaging & Containers (0.3%)
Smurfit-Stone Container Corp. (l)	(63,586)		(2,374,937)
Total Common Stock Sold Short (Proceeds $1,797,683)			(2,374,937)
Total Investments Sold Short (Proceeds $45,415,923)	(5.8	) %	(47,765,386)
Total Investments, Net of Investments Sold Short (Cost $739,684,965)	96.3		792,325,580
New York Life Agreement (d)	0.0		0
Other Assets, Less Liabilities	3.7		30,550,928
Net Assets	100.0%		$822,876,508

¤	Among the Fund's 10 largest issuers held, as of January 31, 2011, excluding short-term investment. May be subject to change daily.
†††
On a daily basis New York Life Investments confirms that the value of the Fund's liquid assets (liquid portfolio securities and cash) is sufficient to cover its potential senior securities (e.g., futures, swaps, options).

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown is the rate in effect at January 31, 2011.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(c)	Security, or a portion thereof, is maintained in a segregated account at the Fund's custodian as collateral for securities sold short.
(d)
Security or a portion of the security is pledged as collateral for the benefit of Lehman Brothers International (Europe).  As a result of the Lehman Brothers International (Europe) bankruptcy, these securites are operationally illiquid.  The total market value of these securities at January 31, 2011 is $27,440,623, which represents 3.3% of the Fund's net assets. Additionally, the Fund had other securities that were originally pledged as collateral for Lehman Brothers International (Europe) which have since been called by the issuer or have matured. As a result, cash in the amount of $22,149,000, representing 2.7% of net assets is pledged as collateral for the benefit of Lehman Brothers International (Europe), and has been deemed restricted by the Fund. The Fund entered into an agreement with New York Life Insurance Company, pursuant to which, at the conclusion of the bankruptcy appeal process relating to Lehman Brothers Inc., should the Fund be entitled to obtain less than 100% of the then current market value of the collateral, New York Life Insurance Company will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral. As of January 31, 2011, the fair value of the agreement is $0.

(e)	Issue in default.
(f)	PIK ("Payment in Kind") - interest or dividend payment is made with additional securities.
(g)	Illiquid security. The total market value of these securities at January 31, 2011 is $1,964,946, which represents 0.2% of the Fund's net assets.
(h)	Fair valued security - The total market value of this security at January 31, 2011 is $21,624, which represents less than one-tenth of a percent of the Fund's net assets.
(i)
Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate(s) in effect at January 31, 2011. Floating Rate Loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a Floating Rate Loan.

(j)
Collateral strip rate - Bond whose interest is based on the weighted net interest rate of the collateral. Coupon rate adjusts periodically based on a predetermined schedule. Rate shown is the rate in effect at January 31, 2011.

(k)	Yankee Bond - dollar-denominated bond issued in the United States by a foreign bank or corporation.
(l)	Non-income producing security.
(m)	At January 31, 2011, cost is $785,107,823 for federal income tax purposes and net unrealized appreciation is as follows:

Gross unrealized appreciation	$58,722,610
Gross unrealized depreciation	(3,739,467)
Net unrealized appreciation	$54,983,143

The following abbreviation is used in the above portfolio:
€	-Euro
£	-British Pound Sterling
C$	-Canadian Dollar

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$41,915,600	$—	$41,915,600
Convertible Bond	—	1,080,000	—	1,080,000
Corporate Bonds (b)	—	486,309,890	21,624	486,331,514
Foreign Bonds	—	82,732,692	—	82,732,692
Loan Assignments & Participations	—	44,310,881	—	44,310,881
Mortgage-Backed Securities	—	15,088,227	—	15,088,227
Municipal Bond	—	1,891,474	—	1,891,474
Yankee Bonds	—	86,598,690	—	86,598,690
Total Long-Term Bonds	—	759,927,454	21,624	759,949,078
Common Stocks	20,432,727	—	—	20,432,727
Convertible Preferred Stocks	21,991,386	—	—	21,991,386
Short-Term Investment
Repurchase Agreement	—	37,717,775	—	37,717,775
Total Investments in Securities	42,424,113	797,645,229	21,624	840,090,966
Other Financial Instruments
Foreign Currency Forward Contracts (c)	—	20,766	—	20,766
Total Investments in Securities and Other Financial Instruments	$42,424,113	$797,665,995	$21,624	$840,111,732

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The level 3 security valued at $21,624 is held in Metal Fabricate & Hardware within the Corporate Bonds section of the Portfolio of Investments.
(c)	The value listed for these securities reflects unrealized appreciation as shown on the table of foreign currency forward contracts.

Liability Valuation Inputs
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(12,498,394)	$—	$(12,498,394)
U.S. Government Sold Short	—	(24,125,865)	—	(24,125,865)
Yankee Bonds Sold Short	—	(8,766,190)	—	(8,766,190)
Total Long-Term Bonds Sold Short	—	(45,390,449)	—	(45,390,449)
Common Stock Sold Short	(2,374,937)	—	—	(2,374,937)
Total Investments Sold Short	(2,374,937)	(45,390,449)	—	(47,765,386)
Other Financial Instruments
Foreign Currency Forward Contracts (b)	—	(5,233,423)	—	(5,233,423)
Total Investments in Securities Sold Short and Other Financial Instruments	$(2,374,937)	$(50,623,872)	$—	$(52,998,809)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
(b)	The value listed for these securities reflects unrealized depreciation as shown on the table of foreign currency forward contracts.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended January 31, 2011, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2010	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of January 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at January 31, 2011
Long-Term Bonds
Corporate Bonds
Metal Fabricate & Hardware	$15,679	$-	$-	$5,945	$-	$-	$-	$-	$21,624	$5,945
Loan Assignments & Participations
Metal Fabricate & Hardware	23	-	-	(23)	-	-	-	-	-	-
Total	$15,702	$-	$-	$5,922	$-	$-	$-	$-	$21,624	$5,945

As of January 31, 2011, the Fund held the following foreign currency forward contracts:

	Counterparty		Contract Amount Purchased	Contract Amount Sold		Unrealized Appreciation/ (Depreciation)
Foreign Currency Sale Contracts:
Japanese Yen vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank	USD	22,170,659	JPY	1,825,000,000	USD	(64,845)
Canadian Dollar vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank		1,987,751	CAD	1,970,000		20,766
Euro vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank		93,305,994	EUR	70,815,000		(3,640,266)
Pound Sterling vs. U.S. Dollar, expiring 2/10/11	JPMorgan Chase Bank		33,550,148	GBP	21,900,000		(1,528,312)
Net unrealized depreciation on foreign currency forward contracts						USD	(5,212,657)

As of January 31, 2011, the Fund held the following foreign currencies:

		Currency		Cost		Value
Canadian Dollar	CAD	15,511	USD	15,657	USD	15,490
Euro	EUR	66,553		91,421		91,121
Pound Sterling (a)	GBP	(41,849)		(67,031)		(67,036)
Total			USD	40,047	USD	39,575

(a)    Currency was overdrawn as of January 31, 2011.

Eclipse Funds Inc.

NOTES TO PORTFOLIOS OF INVESTMENTS January 31, 2011 unaudited

SECURITIES VALUATION.

The Fund prepares its financial statements in accordance with generally accepted accounting principles ("GAAP") in the United States of America and follows significant accounting policies described below.

Investments are valued as of the close of regular trading on the New York Stock Exchange ("Exchange") (generally 4:00p.m. Eastern time) on each day the Fund is open for business ("valuation date").

“Fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. “Inputs” refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the information available in the circumstances.  The inputs or methodology used for valuing securities may not be an indication of the risks associated with investing in those securities. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the period ended January 31, 2011, maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund may have utilized some of the following fair value techniques: multi-dimensional relational pricing models, option adjusted spread pricing and estimating the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation, when there are significant events after the close of local foreign markets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. For the period ended January 31, 2011 there have been no changes to the fair value methodologies.

The aggregate value by input level, as of January 31, 2011, for the Fund's investments is included at the end of the Fund's Portfolio of Investments.

Equity securities and Exchange Traded Funds are valued at the latest quoted sales prices as of the close of regular trading on the Exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.  Prices normally are taken from the principal market in which each security trades.  Investments in other mutual funds are valued at their NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities are valued at the evaluated bid prices supplied by a pricing agent or brokers selected by the Fund's Manager in consultation with the Fund's Subadvisor, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Manager, in consultation with the Fund's Subadvisor, to be representative of market values, at the regular close of trading of the Exchange on each valuation. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, Yankee bonds, convertible bonds, asset-backed securities, and mortgage-backed securities, are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired over 60 days prior to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.  Other temporary cash investments which mature in 60 days or less ("Short-Term Investments") are valued at amortized cost. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values determined on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from a pricing service, and are generally categorized as Level 2 in the hierarchy. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans.

Securities for which market quotations are not readily available are valued by methods deemed in good faith by the Fund’s Board to represent fair value. Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security the trading for which has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security the market price of which is not available from an independent pricing source or, if so provided, does not, in the opinion of the Fund's Manager or Subadvisor, if any, reflect the security’s market value; and (vi) a security where the trading on that security’s principal market is temporarily closed at a time when, under normal conditions, it would be open. These securities are generally catagorized as level 3 in the hierarchy. At January 31, 2011, the High Yield Opportunities Fund held securities with a value of $21,624 that were valued in such a manner.

Certain events may occur between the time that foreign markets close, on which securities held by the Fund principally trade and the time at which the Fund’s NAVs are calculated. These events may include, but are not limited to, situations relating to a single issue in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor, if any, conclude that such events may have affected the accuracy of the last price reported on the local foreign market, the Manager or Subadvisor, if any, may, pursuant to procedures adopted by the Fund's Board, adjust the value of the local price to reflect the impact on the price of such securities as a result of such events. Additionally, international equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with a Fund’s policies and procedures and are generally categorized as Level 2 in the hierarchy. At January 31, 2011, foreign equity securities held by the High Yield Opportunities Fund were not fair valued.

The Fund adopted Financial Accounting Standards Board Accounting Standards Update No. 2010-06 “Fair Value Measurements and Disclosures” (the “Update”), effective April 30, 2010. The Update requires the Fund to make new disclosures about the amounts of and reasons for significant transfers in and out of Level 1 and Level 2 measurements in the fair value hierarchy and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. The Update also requires that the Fund separately report information on purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements. The Fund recognizes transfers between levels as of the beginning of the period. Disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy are summarized under the Level 2 or Level 3 categories listed above. The roll forward activity of Level 3 fair value measurements is included at the end of the Fund’s Portfolio of Investments.

Generally, a security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business at approximately the price at which it is valued. Its illiquidity might prevent the sale of such security at a time when the Manager or Subadvisor, if any, might wish to sell it. Illiquid securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective to determining value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager of Subadvisor, if any, determines the liquidity of a Portfolio's investments; in doing so, the Manager or Subadvisor, if any, may, consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).  Illiquid securities generally will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

On September 15, 2008, one of the Fund's trading counterparties, Lehman Brothers International (Europe) ("LBIE"), was placed in insolvency administration under the U.K. Insolvency Act. As a result, the Fund has been unable to close out open short positions with LBIE and has been  unable to sell or substitute out the securities that are pledged as collateral for these open short positions. While this has not impacted the Fund's ability to implement its investment strategy to date, until these securities are made available, there may be an impact on the Fund's ability to fully implement its investment strategy. The Fund has pursued and will continue to pursue efforts to return the borrowed securities and secure the release of collateral. To date, these efforts have not been successful and the Fund cannot assure that these efforts will be successful in the future.

In order to mitigate any potential negative impact on the Fund and its shareholders which may result from a final judicial determination that the Fund is not entitled to the unfettered use and ownership of the collateral, the Fund and New York Life Insurance Company ("New York Life"), an affiliate of the Fund's adviser, have entered into an agreement with respect to the collateral. Pursuant to that agreement, at the conclusion of the bankruptcy process, should the Fund be entitled to obtain less than 100 percent of the then current market value of the collateral, New York Life will contribute to the Fund the difference between the value of the assets ultimately returned to the Fund and the then current market value of the collateral.

As of January 31, 2011, the Fund had pledged approximately 6.03% of its net assets to cover its open short positions with LBIE. These pledged securities are held in an account with the Fund's custodian, State Street Bank and Trust Company, for the benefit of LBIE. To the extent that the Fund determines that these securities are illiquid, either due to the operational restraints discussed above or for any other reason, the Fund will not purchase additional illiquid securities if at the time of purchase the value of all portfolio securities deemed illiquid represents more than 15% the Fund's net assets. However, the Fund may obtain illiquid securities as a result of a corporate action on an existing security held by the Fund, if the Fund's portfolio managers believe that holding such illiquid security is in the best interest of the Fund and its shareholders. The Fund may change any such determination at any time without notice to shareholders.

Item 2. Controls And Procedures.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	March 29, 2011

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	March 29, 2011